WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 38.2%
FHLMC - 10.9%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-5/1/49	$173,221,693	$179,888,992
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	168,273	193,759
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-1/1/49	38,543,435	41,290,781
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-8/1/49	313,609,489	323,461,518
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/47-9/1/49	343,580,205	349,665,749
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-10/1/49	80,000,000	81,790,637	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/49	4,600,000	4,580,423
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	7/1/20-11/1/48	19,197,551	20,708,534
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-8/1/47	55,431,423	59,173,660
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	606,219	693,898
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	362,856	416,812
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	24,282,856	25,253,953
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,995,911	2,170,982
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-3/1/49	119,196,548	122,241,095
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	206,090	237,409
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-4/1/49	90,727,867	95,777,979

Total FHLMC				1,307,546,181

FNMA - 19.2%
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	329,982,211	348,610,408
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-11/1/48	71,874,799	77,244,510
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	4,428,386	5,067,789

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.810%	4/1/25-8/1/31	$6,098,758	$6,387,973
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	37,379	38,150
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,760,159	2,001,943
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	2,264,460	2,284,708
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,001,369
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	3,761,000	4,168,912
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	6,188,314	6,889,302
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	1,863,000	1,992,153
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	4,244,951	4,776,153
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	806,003	900,549
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	1,343,000	1,466,172
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	3,761,000	4,050,606
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,640,186	2,842,965
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	1,336,488	1,440,604
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	5,319,286	5,780,822
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	4,489,947	4,870,023
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	976,000	1,068,740
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	1,922,013
Federal National Mortgage Association (FNMA)	2.740%	8/1/29	3,940,461	4,121,009
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,018,048

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	$38,209,299	$41,351,176
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	1,253,783	1,372,792
Federal National Mortgage Association (FNMA)	2.870%	7/1/31-8/1/31	4,925,000	5,226,387
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	9,078,247	9,471,018
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	6,358,000	6,636,249
Federal National Mortgage Association (FNMA)	2.800%	8/1/31	3,492,681	3,656,329
Federal National Mortgage Association (FNMA)	2.840%	8/1/31	3,313,000	3,505,768
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	4,289,729	4,512,376
Federal National Mortgage Association (FNMA)	2.860%	8/1/31	3,672,000	3,891,751
Federal National Mortgage Association (FNMA)	2.920%	8/1/31	148,000	156,392
Federal National Mortgage Association (FNMA)	2.980%	8/1/31	179,112	190,249
Federal National Mortgage Association (FNMA)	2.450%	9/1/31	4,209,000	4,290,191
Federal National Mortgage Association (FNMA)	2.670%	9/1/31	1,360,200	1,415,425
Federal National Mortgage Association (FNMA)	2.710%	9/1/31	1,000,000	1,025,781	(b)(c)(d)
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	4,112,000	4,112,964	(b)(c)(d)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	927,913	1,069,502
Federal National Mortgage Association (FNMA)	2.670%	9/1/34	2,150,000	2,203,078	(b)(d)
Federal National Mortgage Association (FNMA)	3.000%	10/1/34-10/1/49	237,555,000	241,137,999	(d)
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-10/1/49	191,000,000	196,886,485	(d)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	2,480,815	2,780,957

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-10/1/49	$536,261,254	$549,338,403
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	559,971,318	580,496,786
Federal National Mortgage Association (FNMA)	3.000%	9/1/49	2,600,000	2,643,104	(a)
Federal National Mortgage Association (FNMA)	2.500%	10/1/49	52,900,000	52,658,230	(d)
Federal National Mortgage Association (FNMA)	4.000%	10/1/49	17,500,000	18,159,668	(d)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49	44,400,000	46,758,124	(d)
Federal National Mortgage Association (FNMA)	5.000%	10/1/49	20,700,000	22,173,258	(d)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.963%)	4.419%	11/1/35	398,198	419,222	(e)

Total FNMA				2,311,484,585

GNMA - 8.1%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	29,968	32,858
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	3,899,455	4,405,105
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	19,121	19,793
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,965,623	2,213,124
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	193,505	219,786
Government National Mortgage Association (GNMA)	5.000%	1/15/40	46,098	51,827
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	14,896,648	15,349,033
Government National Mortgage Association (GNMA)	3.500%	6/15/48	3,746,843	3,938,275
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	2,594,649	2,979,896
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	562,460	654,926

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	$130,074,516	$136,429,905
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	47,959,111	50,838,894
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-9/20/49	231,084,793	240,958,239
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-5/20/49	180,146,503	188,053,740
Government National Mortgage Association (GNMA) II	3.000%	1/20/48-4/20/48	55,885,981	57,440,742
Government National Mortgage Association (GNMA) II	3.000%	10/1/49	10,000,000	10,262,109	(d)
Government National Mortgage Association (GNMA) II	3.500%	10/1/49	179,900,000	186,382,724	(d)
Government National Mortgage Association (GNMA) II	4.000%	10/1/49	11,900,000	12,376,233	(d)
Government National Mortgage Association (GNMA) II	4.500%	10/1/49	59,500,000	62,185,959	(d)

Total GNMA				974,793,168

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,522,894,000)				4,593,823,934

CORPORATE BONDS & NOTES - 25.0%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc., Senior Notes	4.450%	5/15/21	663,000	686,763
AT&T Inc., Senior Notes	3.800%	2/15/27	3,457,000	3,664,373
AT&T Inc., Senior Notes	6.100%	7/15/40	9,000	11,266
AT&T Inc., Senior Notes	4.350%	6/15/45	7,415,000	7,805,390
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	913,000	927,711
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	238,527
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,286,501
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,700,256
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,431,000	3,621,651
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,420,356
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,114,000	2,336,188
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	10,935,227

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	$1,728,000	$1,897,859
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	6,788,000	7,888,498
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,599,826
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	5,726,000	6,122,181
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,000	10,043
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,534,000	3,099,485
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	745,383
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,266,000	2,683,402

Total Diversified Telecommunication Services				63,680,886

Entertainment - 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	645,000	684,378
Viacom Inc., Senior Notes	3.875%	4/1/24	322,000	338,883
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	51,277	(f)
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,964,207	(f)

Total Entertainment				4,038,745

Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	3,761,000	3,795,226
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,864,000	2,046,276
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	964,521
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	6,627,009
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	14,297,000	16,008,241

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	$340,000	$412,262
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,197,000	3,576,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,014,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,475,486
Charter Communications Operating LLC/Charter Communications Operating
Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,120,245
Comcast Corp., Senior Notes	3.950%	10/15/25	6,305,000	6,867,980
Comcast Corp., Senior Notes	3.150%	3/1/26	1,505,000	1,577,098
Comcast Corp., Senior Notes	4.150%	10/15/28	19,281,000	21,645,719
Comcast Corp., Senior Notes	4.250%	10/15/30	5,767,000	6,565,403
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,007,175
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,487,360
Comcast Corp., Senior Notes	3.200%	7/15/36	734,000	752,225
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,793,594
Comcast Corp., Senior Notes	4.700%	10/15/48	1,182,000	1,449,378
Fox Corp., Senior Notes	4.709%	1/25/29	685,000	783,051	(f)
Fox Corp., Senior Notes	5.476%	1/25/39	5,060,000	6,212,362	(f)
Fox Corp., Senior Notes	5.576%	1/25/49	575,000	728,615	(f)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,436,000	2,480,438
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,431,945
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	510,383
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	815,000	997,980
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	5,667,310
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	19,420

Total Media				110,018,320

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$591,000	$598,780
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,656,349
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,512,000	1,530,396	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	11,329,000	11,399,806	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,406,000	1,498,107	(f)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	9,830,000	10,866,356

Total Wireless Telecommunication Services				30,549,794

TOTAL COMMUNICATION SERVICES				208,287,745

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	949,000	944,970	(f)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	878,000	880,067	(f)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	2,046,000	2,057,107	(f)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,496,000	1,302,885
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	913,000	928,164
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,331,000	3,336,372
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	4,684,000	4,907,665
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	806,054
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,680,467
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	768,329
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,097,000	1,096,664
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,175,350
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	976,262

Total Automobiles				23,860,356

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	16,004,000	16,318,549
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,893,000	3,107,659
McDonald’s Corp., Senior Notes	3.500%	3/1/27	994,000	1,063,303
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,659,540
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,107,788

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.600%	8/8/23	$5,508,000	$5,840,625
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,318,075

Total Hotels, Restaurants & Leisure				43,415,539

Household Durables - 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,682,000	1,732,529
Newell Brands Inc., Senior Notes	4.200%	4/1/26	179,000	187,431

Total Household Durables				1,919,960

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,550,490
Amazon.com Inc., Senior Notes	3.875%	8/22/37	2,705,000	3,116,829
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,023,944
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,355,000	2,833,549
QVC Inc., Senior Secured Notes	5.950%	3/15/43	90,000	90,347

Total Internet & Direct Marketing Retail				16,615,159

TOTAL CONSUMER DISCRETIONARY				85,811,014

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	14,190,923
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	12,693,048
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,225,000	1,236,936
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,614,000	3,754,313
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,170,000	3,215,341
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,212,000	2,336,268
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	4,254,000	4,649,167
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,460,000	1,611,525
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,245,000	18,895,812
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	770,000	787,031
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,520,103

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	$367,000	$378,015
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	495,731
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	5,588,000	5,864,307	(f)

Total Beverages				72,628,520

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	409,688	484,156
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,879,817	5,492,383
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	7,748,326
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,241,189

Total Food & Staples Retailing				23,966,054

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,213,087	(f)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,586,339	(f)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,422,352	(f)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	704,000	724,789	(f)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,970,000	2,063,632
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,798,000	2,770,707
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,003,000	1,071,187
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	116,000	119,830
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,356,546	(f)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,363,868	(f)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,639,000	1,639,642	(f)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	600,000	608,643	(f)

Total Food Products				37,940,622

Tobacco - 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	2,902,000	3,018,207
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,185,000	2,242,366
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,657,000	1,677,375
Altria Group Inc., Senior Notes	3.800%	2/14/24	2,418,000	2,529,339
Altria Group Inc., Senior Notes	4.400%	2/14/26	17,347,000	18,564,116
Altria Group Inc., Senior Notes	4.800%	2/14/29	10,496,000	11,507,036
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,615,000	6,514,304
Altria Group Inc., Senior Notes	5.950%	2/14/49	5,034,000	5,928,120
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,791,000	2,103,046
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	17,895,222
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	5,538,032

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	$4,326,000	$4,325,176
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,592,392
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,350,962
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,629,063
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,563,779
Reynolds American Inc., Senior Notes	3.250%	6/12/20	906,000	911,846
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,254,105
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,784,286

Total Tobacco				98,928,772

TOTAL CONSUMER STAPLES				233,463,968

ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	3,126,000	3,313,660
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,202,252

Total Energy Equipment & Services				4,515,912

Oil, Gas & Consumable Fuels - 3.9%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	947,071
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	97,436
Apache Corp., Senior Notes	5.100%	9/1/40	6,063,000	6,053,473
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	7,027,263
Apache Corp., Senior Notes	4.750%	4/15/43	9,824,000	9,430,631
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	16,185,458
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,767,039
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,185,409
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,047,155
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	143,000	147,290
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	1,973,553
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	950,194
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,188,232
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	1,968,258
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	5,329,000	5,430,295

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	$9,932,000	$10,369,692
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	7,218,000	8,030,124
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	6,394,000	6,844,078
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,571,000	1,628,477
Concho Resources Inc., Senior Notes	3.750%	10/1/27	134,000	139,391
Concho Resources Inc., Senior Notes	4.300%	8/15/28	5,373,000	5,791,685
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	442,215
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	573,000	781,619
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,275,297
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,955,186
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,149,000	2,223,197
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,299,459
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,140,000	2,601,740
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	242,074
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,490,000	6,357,322
Ecopetrol SA, Senior Notes	5.875%	5/28/45	31,345,000	36,673,963
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,728,237
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	967,000	1,063,634
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	18,000	20,334
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	484,000	588,607
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	5,776,000	6,401,815
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	641,923
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,684,000	1,863,791
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,089,473
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,218,000	13,319,651
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,342,341

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	$10,603,000	$11,940,303	(f)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	7,863,000	9,239,340	(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,490,497	(f)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,472,000	2,510,000
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	361,314
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,922,657
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,951,675
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,860,588
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,473,003
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	7,712,260
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	3,744,410
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,084,000	4,243,857
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,179,000	3,546,018
Noble Energy Inc., Senior Notes	4.950%	8/15/47	7,918,000	8,654,969
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	3,412,000	3,435,469
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,093,000	1,110,486
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	4,926,000	4,973,889
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	725,375
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	3,833,000	3,865,978
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	707,679
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,241,138
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	2,579,000	2,617,750
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	11,195,478
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,831,749

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	$18,287,000	$18,679,708
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	5,241,737
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,677,265
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,690,368
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	3,270,543
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	4,559,264
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,426,223	(f)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	3,225,807
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,351,527
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	25,909,000	28,467,514	(f)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,819,970
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,821,000	4,992,381
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,880,000	3,613,250
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	11,345,424
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	4,309,179
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	225,420	(f)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	150,433	(f)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,454,000	2,482,308
Shell International Finance BV, Senior Notes	1.875%	5/10/21	931,000	931,366
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,930,213
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,786,650
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	4,942,240
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,357,126
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	5,552,000	5,992,479	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	$3,985,000	$5,613,372
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	21,583,926
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,737,000	1,759,853
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	364,508
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,793,867
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	30,513
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,065,000	4,418,219

Total Oil, Gas & Consumable Fuels				472,502,617

TOTAL ENERGY				477,018,529

FINANCIALS - 9.0%
Banks - 6.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	2,024,000	2,027,337	(f)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,458,444	(f)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,723,725
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,254,000	1,314,764
Banco Santander SA, Senior Notes	4.379%	4/12/28	4,836,000	5,294,652
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.460%	4/12/23	2,149,000	2,152,408	(e)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,749,391
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,325,179
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,361,647
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,852,648
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	11,706,773
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,289,851	(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	10,406,000	10,876,988	(e)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,091,725	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,147,349	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	$3,717,000	$4,180,171	(e)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	7,684,000	8,403,788	(e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	4,720,000	5,569,929	(e)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,805,400
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,054,821
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,192,077
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	16,120,000	17,419,753
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	2,700,000	3,541,032
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,366,047	(e)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	1,970,000	1,972,730	(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,206,000	3,586,644	(f)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,378,564	(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,848,000	2,973,007	(e)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,545,176	(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	8,732,786	(f)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	17,608,612	(e)(f)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	10,514,000	12,314,202	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	$2,669,000	$2,817,412	(e)(f)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,975,615	(f)
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,617,104
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,057,669
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	8,489,685
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,052,861
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	18,895,949	(e)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	16,048,000	17,463,904	(e)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,918,067
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,900,330
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,088,179
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,447,935
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	27,607,903
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	539,443
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	782,595
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	818,929
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,771,527
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	836,289
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	143,000	143,156	(f)
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,567,000	1,632,828
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	1,330,000	1,330,530
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	1,343,000	1,353,323	(f)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,781,094
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,051,395
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	9,756,374
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	864,867

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	$3,743,000	$3,873,421	(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	6,457,000	6,499,616	(e)(f)(g)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,745,393	(f)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,661,080	(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,766,441	(f)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,381,174	(e)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,914,665	(e)(f)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	6,636,000	6,799,143
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,791,000	7,915,804
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,077,676
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,211,139	(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	10,872,000	11,617,276	(e)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,556,373	(e)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	11,159,000	12,368,821	(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	1,916,000	2,017,330
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	4,567,000	4,825,656
ING Bank NV, Senior Notes	2.500%	10/1/19	2,409,000	2,409,000	(f)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,396,985	(f)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,286,249	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,771,434	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	12,493,000	13,284,408	(f)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,175,000	5,296,169

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	$1,433,000	$1,441,429
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	537,000	558,780
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	12,448,000	13,280,055	(e)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,307,807	(e)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	4,191,000	4,741,216	(e)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,324,104
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	10,684,568
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,015,000	8,444,837
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	3,546,000	4,423,158
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	887,000	893,424
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	90,000	93,184	(f)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,439,135
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	1,970,000	2,144,216
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,659,588	(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,997,030
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	4,720,000	4,885,773	(f)
Royal Bank of Canada	1.875%	2/5/20	6,860,000	6,853,195
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	3,896,000	3,903,599
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	3,609,000	3,677,933
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,073,459	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,134,122	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,893,000	3,086,238

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	$1,791,000	$1,817,424
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	725,000	836,156	(f)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,373,000	2,375,122
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,128,000	1,199,576	(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,782,000	2,189,207	(f)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	4,648,000	4,746,792
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,006,000	5,112,678
US Bank NA, Senior Notes	3.150%	4/26/21	3,546,000	3,604,867
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/31/19	20,383,000	20,490,418	(e)(g)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	537,000	556,727
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,690,000	3,906,979
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,898,389
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,530,196
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,869,377
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	142,296
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	13,954,449
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	540,204
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,972,432
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,750,809
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,321,969
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	18,047,776
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	15,511,557
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	7,000	8,669
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,352,000	4,381,343

Total Banks				741,500,098

Capital Markets - 1.9%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,450,016
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,810,006
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	5,149,000	5,534,204	(f)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,978,599	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	$8,990,000	$9,463,725	(e)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	502,186
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/31/19	32,000	27,060	(e)(g)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	4,603,000	4,669,809
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	340,000	349,057
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	815,000	859,154
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	309,312
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,916,170
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,720,461
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,079,112
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,432,094
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	10,568,038
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	7,578,835
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,066,000	8,490,168
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,589,572	(e)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,401,612	(e)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	7,236,000	7,688,710	(e)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	12,565,000	13,726,765	(e)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,053,906
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,115,609
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	11,911,000	14,156,355
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	401,514	(f)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/25/19	1,430,000	0	*(b)(c)(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	$13,380,000	$0	*(b)(c)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(b)(c)(i)(j)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,436,000	2,502,020
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	9,869,000	10,556,073	(e)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	8,768,000	9,855,497	(e)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,100,375
UBS AG, Senior Notes	4.500%	6/26/48	179,000	222,326	(f)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,299,000	4,333,773	(e)(f)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,771,000	29,527,516	(e)(f)(g)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	12,018,000	12,342,436	(f)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,731,000	2,952,759	(f)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	15,923,000	17,381,749	(f)

Total Capital Markets				234,646,573

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,163
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	20,843,735
American Express Credit Corp., Senior Notes	2.375%	5/26/20	4,030,000	4,035,682
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,142,223	(e)(f)

Total Consumer Finance				32,031,803

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	6,334,000	6,540,919
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	421,000	442,768

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	$7,236,000	$7,335,567	(e)(f)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	179,000	179,276
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	16,724,000	16,688,143
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.020%	12/21/65	3,743,000	2,627,960	(e)(f)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,349,000	3,802,309
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	869,000	885,172	(f)

Total Diversified Financial Services				38,502,114

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	92	134	(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	2,665	2,699	(e)(f)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	5,081,000	5,419,369	(e)(g)
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	8,707,465
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,003,000	896,560
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,039,000	1,042,526
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,244,088
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	7,558,438	(e)(g)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	1,424,000	1,425,113	(f)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	137,648	(f)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,357,201	(f)

Total Insurance				30,791,241

TOTAL FINANCIALS				1,077,471,829

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.9%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	3.600%	5/14/25	$2,194,000	$2,283,727
Amgen Inc., Senior Notes	2.125%	5/1/20	967,000	966,765
Amgen Inc., Senior Notes	3.875%	11/15/21	1,970,000	2,034,422
Celgene Corp., Senior Notes	2.250%	8/15/21	2,722,000	2,722,926
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,244,932
Celgene Corp., Senior Notes	3.625%	5/15/24	537,000	567,424
Celgene Corp., Senior Notes	3.875%	8/15/25	3,385,000	3,656,453
Celgene Corp., Senior Notes	5.250%	8/15/43	1,030,000	1,301,495
Celgene Corp., Senior Notes	5.000%	8/15/45	1,728,000	2,169,794
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,191,000	1,196,940
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,546,462
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,835,316
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	829,818
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	4,728,813

Total Biotechnology				27,085,287

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,649,000	2,888,232
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,248,021
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	4,755,231
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,702,014
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,229,000	1,301,249
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,635,841
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,350,000	1,450,018
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	527,062

Total Health Care Equipment & Supplies				21,507,668

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	770,678
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,968,839
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,869,542
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,698,989
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,863,384
Anthem Inc., Senior Notes	3.650%	12/1/27	7,057,000	7,421,785
Cigna Corp., Senior Notes	3.400%	9/17/21	3,251,000	3,325,608
Cigna Corp., Senior Notes	3.750%	7/15/23	8,669,000	9,085,820
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,686,715
Cigna Corp., Senior Notes	4.375%	10/15/28	10,102,000	11,058,502
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	384,448
CVS Health Corp., Senior Notes	3.350%	3/9/21	1,179,000	1,198,189

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.750%	12/1/22	$188,000	$190,326
CVS Health Corp., Senior Notes	3.700%	3/9/23	11,248,000	11,715,849
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,221,000	5,582,058
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,870,854
CVS Health Corp., Senior Notes	4.300%	3/25/28	35,724,000	38,661,916
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	5,896,367
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,278,000	3,726,156
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	688,324
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,957,963
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	868,549
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,289,654
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	278,911
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	3,126,000	3,144,002
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,442,000	1,463,051
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,675,114
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,021,000	1,098,666
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	914,571
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	777,260
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,091,391
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,487,613
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	2,669,000	2,838,889

Total Health Care Providers & Services				142,549,983

Pharmaceuticals - 0.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,424,000	1,459,768
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,066,000	4,260,438
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	233,000	247,735
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,367,951	(f)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,317,000	10,643,289	(f)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	7,663,590	(f)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,036,000	3,245,609	(f)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	788,000	829,308
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	392,171
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,329,813
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,693,244

Total Pharmaceuticals				39,132,916

TOTAL HEALTH CARE				230,275,854

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	4.875%	2/15/20	$3,529,000	$3,562,117
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,445,629
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,634,305
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,830,000
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,655,154
Boeing Co., Senior Notes	3.250%	2/1/35	10,057,000	10,439,890
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	610,498
Boeing Co., Senior Notes	3.750%	2/1/50	2,633,000	2,851,577
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,033,165
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	661,426
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,093,000	7,190,415
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,911,953
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,113,424
Raytheon Co., Senior Notes	3.125%	10/15/20	1,146,000	1,159,861
United Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,490,513
United Technologies Corp., Senior Notes	4.125%	11/16/28	4,890,000	5,537,058
United Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	23,033
United Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	999,350

Total Aerospace & Defense				70,149,368

Airlines - 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	37,620	37,643	(f)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	212,629	226,854
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	110,839	121,796

Total Airlines				386,293

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,663,868
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,479,092
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,687,855
Waste Management Inc., Senior Notes	4.600%	3/1/21	842,000	866,688
Waste Management Inc., Senior Notes	3.500%	5/15/24	958,000	1,010,111
Waste Management Inc., Senior Notes	3.200%	6/15/26	1,961,000	2,069,463
Waste Management Inc., Senior Notes	3.450%	6/15/29	2,731,000	2,951,790
Waste Management Inc., Senior Notes	4.000%	7/15/39	2,391,000	2,720,820
Waste Management Inc., Senior Notes	4.150%	7/15/49	2,812,000	3,281,918

Total Commercial Services & Supplies				22,731,605

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	304,000	369,147

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - (continued)
Eaton Corp., Senior Notes	2.750%	11/2/22	$5,615,000	$5,715,512
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,800,532

Total Electrical Equipment				8,885,191

Industrial Conglomerates - 0.6%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	15,943,505
General Electric Co., Senior Notes	2.500%	3/28/20	5,526,000	5,521,259
General Electric Co., Senior Notes	5.550%	5/4/20	4,237,000	4,298,421
General Electric Co., Senior Notes	4.375%	9/16/20	952,000	968,603
General Electric Co., Senior Notes	4.625%	1/7/21	9,103,000	9,337,065
General Electric Co., Senior Notes	4.650%	10/17/21	9,860,000	10,259,624
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	991,674
General Electric Co., Senior Notes	5.875%	1/14/38	690,000	830,873
General Electric Co., Senior Notes	6.875%	1/10/39	20,683,000	27,406,046
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	692,439

Total Industrial Conglomerates				76,249,509

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	699,000	698,106

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,432,590
Union Pacific Corp., Senior Notes	3.950%	9/10/28	10,066,000	11,112,970
Union Pacific Corp., Senior Notes	4.500%	9/10/48	8,150,000	9,739,018

Total Road & Rail				23,284,578

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	16,729,000	19,403,298	(f)

TOTAL INDUSTRIALS				221,787,948

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	2,051,037
Harris Corp., Senior Notes	5.054%	4/27/45	1,881,000	2,363,367

Total Communications Equipment				4,414,404

Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	12,762,000	13,334,656	(f)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,179,948
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,552,000	2,712,169
Visa Inc., Senior Notes	2.200%	12/14/20	1,361,000	1,366,398

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	3.150%	12/14/25	$6,117,000	$6,524,912
Visa Inc., Senior Notes	4.300%	12/14/45	3,063,000	3,806,395

Total IT Services				31,589,822

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,045,000	3,025,842
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	922,833
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	8,872
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	7,958,171

Total Semiconductors & Semiconductor Equipment				11,915,718

Software - 0.6%
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,281,020
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,015,704
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,215,137
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	13,628,947
Microsoft Corp., Senior Notes	3.300%	2/6/27	9,180,000	9,911,376
Microsoft Corp., Senior Notes	3.450%	8/8/36	233,000	257,954
Microsoft Corp., Senior Notes	4.100%	2/6/37	45,000	53,447
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,570,000	2,929,319
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,075,000	1,275,205
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,617,943
salesforce.com Inc., Senior Notes	3.700%	4/11/28	13,872,000	15,238,491

Total Software				66,424,543

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	3,869,000	3,877,800
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,136,084
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,641,329
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	16,299,000	16,810,623	(f)

Total Technology Hardware, Storage & Peripherals				35,465,836

TOTAL INFORMATION TECHNOLOGY				163,144,979

MATERIALS - 1.6%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	8,311,000	8,968,649	(f)
Nutrien Ltd., Senior Notes	4.875%	3/30/20	618,000	625,610
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,095,935	(f)

Total Chemicals				14,690,194

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	$9,018,000	$9,322,558	(f)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,779,723	(f)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,286,237	(f)
ArcelorMittal, Senior Notes	4.550%	3/11/26	8,857,000	9,274,602
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	946,686
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	10,987,045
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	403,067
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,164,576
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	4,890,000	5,722,620	(e)(f)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,160,965	(f)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,410,702	(f)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,084,000	1,087,774	(f)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	158,669	(f)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,020,105	(f)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	13,810,000	14,495,576	(f)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,797,000	6,992,615	(f)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	4,675,000	4,793,511	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	18,708,000	21,150,371
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,346,000	6,501,336
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	17,177,000	19,882,378
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,208,000	4,080,576
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,043,410

Total Metals & Mining				163,665,102

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	16,245,000	17,698,927

TOTAL MATERIALS				196,054,223

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$3,923,000	$4,159,755	(f)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,676,769	(f)

TOTAL REAL ESTATE				5,836,524

UTILITIES - 0.9%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	370,927
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,477,671	(f)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	10,135,064	(f)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	779,000	797,539
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,736,880
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,138,196
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,483,586
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	3,824,000	4,047,020
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,102,000	16,106,201
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	14,324,000	20,281,312
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	1,970,000	2,358,779
MidAmerican Energy Co.	3.650%	4/15/29	7,057,000	7,784,163
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	3,743,000	3,959,574	(f)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	6,672,000	7,693,827	(f)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	3,944,000	4,466,580	(k)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,326,000	17,116,021	(f)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,115,931

TOTAL UTILITIES				112,069,271

TOTAL CORPORATE BONDS & NOTES (Cost - $2,850,354,542)				3,011,221,884

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.2%
U.S. Government Agencies - 0.7%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	$18,010,000	$26,397,595
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	53,035,000	53,007,498

Total U.S. Government Agencies				79,405,093

U.S. Government Obligations - 14.5%
U.S. Treasury Bonds	3.750%	11/15/43	28,340,000	37,286,473
U.S. Treasury Bonds	3.625%	2/15/44	84,240,000	108,924,623
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	119,176,578
U.S. Treasury Bonds	2.750%	8/15/47	85,780,000	97,114,018
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	75,279,339
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	139,966,150
U.S. Treasury Bonds	3.000%	8/15/48	132,848,000	158,019,064
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	17,315,667
U.S. Treasury Bonds	2.875%	5/15/49	89,140,000	103,983,899
U.S. Treasury Bonds	2.250%	8/15/49	67,920,000	69,868,721
U.S. Treasury Notes	2.500%	2/15/22	19,120,000	19,509,122
U.S. Treasury Notes	2.625%	1/31/26	109,560,000	116,214,914
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	46,210,861
U.S. Treasury Notes	1.875%	7/31/26	101,430,000	103,117,858
U.S. Treasury Notes	1.375%	8/31/26	222,900,000	219,351,885
U.S. Treasury Notes	1.625%	9/30/26	181,710,000	181,770,333
U.S. Treasury Notes	1.625%	8/15/29	133,820,000	133,218,855
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,136,004

Total U.S. Government Obligations				1,748,464,364

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,722,012,635)				1,827,869,457

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 9.4%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	2.208%	7/25/46	831,208	813,919	(e)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.789%	10/27/46	8,843,512	8,909,290	(e)(f)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.585%	6/20/35	46,406	34,655	(e)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	2.295%	2/27/37	7,373,826	7,150,510	(e)(f)
Bear Stearns ARM Trust, 2004-9 24A1	4.622%	11/25/34	1,160,545	1,163,384	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.278%	7/15/35	$21,879,000	$21,915,205	(e)(f)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	3.028%	4/15/34	8,956,000	8,971,622	(e)(f)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,544,350	(e)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	2.458%	5/25/35	356,330	275,815	(e)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.618%	5/25/35	2,475,360	2,333,133	(e)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.863%	4/25/35	38,291	32,248	(e)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	2.958%	11/15/36	5,821,000	5,828,840	(e)(f)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,891,401
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,657,357
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,839,427	(e)
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/24	12,269,000	13,201,437	(f)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,343,943	(e)(f)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	3,016,920	(e)(f)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.365%	3/10/47	17,070,202	719,133	(e)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,184,549	(e)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	10,192,161	(f)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	479,474
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	415,083	(e)
Commercial Mortgage Trust, 2013-CR12 C	5.250%	10/10/46	188,000	191,174	(e)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	17,220,942	(e)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,111,859

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
CSMC Trust, 2015-12R 2A1	2.766%	11/30/37	$12,878,392	$12,856,683	(e)(f)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	1,356,664	1,486,992	(f)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	14,219,005	14,666,204	(e)(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	72,484,664	72,841,419	(e)(f)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.259%	8/15/20	10,078,238	10,090,917	(e)(f)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	3.008%	5/15/36	24,332,000	24,362,415	(e)(f)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.468%	6/25/34	141,260	135,166	(e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	2.318%	4/15/36	6,493,677	5,714,202	(e)(f)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	19,045,827	19,235,390	(e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.495%	12/25/27	92,950,793	2,577,711	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.202%	4/25/20	14,602,573	33,881	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.635%	10/25/21	1,569,673	40,820	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K036 X1, IO	0.881%	10/25/23	68,045,785	1,811,699	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.436%	12/25/26	273,232,807	5,708,434	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	10,621,000	11,803,638
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	25,093,362	1,202,750	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	17,905,457	1,071,647	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	$20,231,237	$1,583,460	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	1.083%	6/25/29	15,670,607	1,199,585	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	10,114,000	1,059,960	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	1.102%	5/25/26	16,117,551	909,230	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	24,180,000	1,804,314	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,573,311
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,029,693	2,345,449
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	66	65
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,161,793	3,488,637
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.263%	11/15/36	486,864	86,617	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.403%	2/15/37	1,251,015	230,834	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.003%	9/15/37	952,647	147,934	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.203%	1/15/40	287,736	47,847	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,168,980	1,255,447
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.923%	10/15/41	1,142,707	168,712	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.463%	12/15/41	$532,976	$115,830	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.023%	8/15/39	889,916	151,771	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	8/15/42	1,706,692	273,035	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,089,468	121,228
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.173%	5/15/39	735,173	59,345	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	8,872,683	971,637
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.223%	9/15/42	1,047,090	150,326	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,777,126	139,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,372,942	103,900
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.923%	2/15/44	1,999,172	330,689	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	5/15/44	813,644	133,260	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.027%	4/15/41	1,118,470	64,108	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	17,231,351	17,607,690
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	12,454,211	12,609,643
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	15,769,631	15,769,537
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 170 B, IO	10.000%	3/1/21	25	0	(i)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	433,401	37,353

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	8/15/44	$527,944	$104,914	(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	12/15/46	7,188,499	1,231,443	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.668%	4/25/24	4,957,024	4,973,914	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.045%	7/25/28	8,125,131	8,181,803	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	4.218%	2/25/24	2,297,563	2,325,281	(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.468%	1/25/29	1,543,123	1,545,761	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	3.268%	7/25/29	27,780,000	27,814,689	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M1 (1 mo. USD LIBOR + 1.300%)	3.318%	7/25/29	6,757,659	6,772,676	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	2.868%	8/25/31	16,773,834	16,792,194	(e)(f)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.744%	5/25/22	74,968,298	1,009,995	(e)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.639%	8/25/22	55,991,083	693,130	(e)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.091%	1/25/24	61,181,576	203,826	(e)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.572%	12/25/24	140,091,646	2,954,925	(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,221,951
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,648,000	5,210,738

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	$8,418,000	$9,117,847
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	9,466,061	10,499,354
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	11	91
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	43	41
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.622%	12/25/36	1,042,562	223,155	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.462%	4/25/40	641,908	129,238	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	5,234,642	5,476,339
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	968,703	1,101,214
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.682%	10/25/26	543,194	50,426	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	142,284	153,780
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.482%	4/25/42	1,475,726	244,327	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	955,980	1,086,020
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	360,050	433,466
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.632%	2/25/41	310,906	24,373	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	71,060	65,348
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.632%	3/25/42	1,251,561	173,715	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	142,121	130,695

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.582%	7/25/42	$392,316	$67,090	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	640,568	45,922
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	12/25/42	1,141,053	203,599	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	12/25/42	724,975	139,268	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,745,409	2,049,720
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	4,443,154	4,993,149
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	1,747,145	179,682
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,670,420	86,642
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	2,752,941	267,926
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	6/25/43	2,687,621	563,598	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.932%	12/25/43	5,323,624	991,019	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	9/25/41	2,564,022	326,980	(e)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.009%	8/25/44	3,009,169	164,381	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	8/25/45	1,219,827	279,237	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.082%	9/25/46	7,038,097	1,255,645	(e)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.082%	10/25/57	15,314,809	3,031,732	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.182%	11/25/47	$4,469,333	$749,229	(e)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	384,048	72,367
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	139,556	19,499
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	71,544	10,735	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	66,102	10,398	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	90,165	13,047
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	471,634	95,546
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,723,395	114,799
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,902,310	307,987
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	2,022,632	243,022
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,440,326	214,412
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	2,133,966	147,904
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	869,061	181,643
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	30,012,225	30,622,136	(e)(f)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	46,630,612	204,881	(f)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	8,028,348	8,024,337	(e)(f)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.198%	4/15/35	823,852	807,667	(e)(f)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	410,860	414,910
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.456%	3/20/39	99,569	3,288	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.436%	4/20/40	$148,218	$29,970	(e)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	4,011,646	4,226,007
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	905,959	959,732
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.506%	6/20/40	2,095,233	483,103	(e)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.606%	1/20/40	247,481	21,826	(e)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	5,661,378	5,893,691
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.690%	3/20/60	1,779,263	1,782,433	(e)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.140%	5/20/60	893,215	903,247	(e)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.579%	8/20/58	616,294	614,820	(e)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.609%	12/20/60	1,074,385	1,071,806	(e)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.629%	12/20/60	2,007,584	2,004,424	(e)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.729%	1/20/61	1,322,291	1,323,318	(e)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.729%	12/20/60	1,527,793	1,529,031	(e)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.679%	2/20/61	1,305,907	1,305,278	(e)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.709%	3/20/61	2,502,699	2,503,372	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.729%	3/20/61	$1,879,066	$1,880,387	(e)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.947%	4/16/53	17,393,026	502,175	(e)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.006%	3/20/42	2,341,330	458,174	(e)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	1,203,681	57,928
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	241,686	17,150
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	8/16/42	1,003,243	197,618	(e)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.173%	10/16/42	1,044,608	222,734	(e)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.408%	5/16/54	13,523,996	263,566	(e)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.063%	9/16/44	14,966,988	677,876	(e)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.239%	2/16/46	17,109,129	779,495	(e)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	2,730,869	101,739
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.123%	6/16/43	940,106	109,120	(e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.825%	9/16/55	8,713,648	453,641	(e)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.156%	8/20/44	8,643,424	1,768,863	(e)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,025,788	156,536
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,069,091	1,070,722
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	35,859,707	1,621,228	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.879%	4/16/55	$32,586,443	$1,690,637	(e)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	3,106,333	591,962
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	16,654,688	2,838,129
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	10/16/46	2,397,337	532,714	(e)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.792%	7/16/58	10,252,040	661,429	(e)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.740%	2/16/59	12,937,201	851,542	(e)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.666%	4/16/57	17,271,807	1,013,878	(e)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	6,397,005	384,661	(e)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.186%	11/20/67	789,660	91,162	(e)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,838,731	3,901,918
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.653%	5/16/60	15,939,311	1,068,361	(e)
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	6,164,456	6,293,000
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.529%	2/20/68	7,625,895	7,592,831	(e)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.529%	5/20/68	12,023,698	11,968,898	(e)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.529%	5/20/68	5,589,973	5,559,479	(e)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	14,080,392	14,376,845
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	8,022,826	8,178,446
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.402%	3/16/49	8,765,835	101,033	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.278%	2/16/53	$11,983,220	$224,780	(e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	3,157,737	60,158	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.328%	9/15/31	25,900,000	25,640,482	(e)(f)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.528%	9/15/31	31,936,000	31,612,488	(e)(f)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,107,156	(e)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,055,592
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	1,002	1,000
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	2.414%	6/20/35	5,649,374	5,661,202	(e)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.819%	9/25/35	22,262	20,985	(e)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.055%	1/15/47	439,000	481,006	(e)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.709%	9/15/47	1,379,000	1,425,924	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,834,343
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.778%	5/15/28	2,451,692	2,405,412	(e)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	3.178%	7/15/34	23,204,000	23,213,732	(e)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	4.228%	7/15/34	10,818,000	10,845,886	(e)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	38,157,934	38,961,922	(e)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	49,948,540	50,981,162	(e)(f)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.368%	5/25/35	449,027	320,216	(e)(f)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	293,673	284,618	(f)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	57,196	59,556	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	2.388%	8/25/36	$10,346,196	$10,456,420	(e)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	4.465%	12/25/35	24,658	22,020	(e)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	4.291%	2/25/36	54,829	56,160	(e)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.878%	11/15/34	2,275,000	2,266,671	(e)(f)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	3.428%	5/15/36	19,362,000	19,373,588	(e)(f)
Morgan Stanley Capital I Trust, 2019-L2 A4	4.071%	3/15/52	9,206,000	10,416,094
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.197%	3/15/52	42,182,611	3,452,351	(e)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.608%	7/25/35	523,613	494,028	(e)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	6,639,481	(e)(f)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	170,732	175,365	(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/34	15,583,000	15,942,751	(f)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	8,534,092	8,864,220	(e)(f)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	13,089,944	13,674,873	(e)(f)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	14,871,080	15,610,570	(e)(f)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	15,358,476	16,020,368	(e)(f)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	20,551,727	21,745,919	(e)(f)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	24,167,209	25,218,796	(e)(f)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	26,449,819	27,365,565	(e)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	78,941	62,342
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	1,640,030	1,647,375	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	3.219%	7/26/37	$6,890,343	$6,960,641	(e)(f)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	486,782	466,549	(f)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	17,305,056	14,999,667	(f)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	12,206	9,850
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.978%	6/15/33	7,559,000	7,565,684	(e)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	2.338%	10/25/35	295,322	287,860	(e)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	4,254,000	4,564,896	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.319%	9/25/33	11,502	12,082	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	3.946%	9/25/36	133,368	125,043	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005- AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.308%	12/25/45	49,339	49,243	(e)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1 2A	7.000%	3/25/34	3,276	3,532
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,916,726	3,009,367	(e)(f)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.274%	5/15/48	42,215,773	1,713,319	(e)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	242,019	(e)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.199%	3/15/47	8,119,175	279,486	(e)
WFRBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,478,000	2,639,018
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,894,469	(e)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.195%	8/15/47	26,589,384	1,088,447	(e)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,783,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,129,311,946)				1,135,552,472

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 5.8%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.673%	5/1/26	$2,791,890	$2,796,776	(e)(f)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.843%	5/1/27	6,901,520	6,908,367	(e)(f)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	3.276%	4/30/31	913,000	903,979	(e)(f)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	3.381%	11/10/30	6,041,000	6,025,269	(e)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.053%	7/25/32	342,995	342,223	(e)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.778%	10/20/27	4,478,000	4,487,261	(e)(f)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,221,000	11,491,538	(f)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	4.128%	4/22/31	4,478,000	4,477,915	(e)(f)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	3.653%	10/15/29	3,582,000	3,545,385	(e)(f)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	3.223%	4/15/30	8,060,000	7,990,378	(e)(f)
Ares XXXIV CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.500%)	3.756%	7/29/26	1,567,000	1,565,204	(e)(f)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	2.128%	5/25/36	109,553	40,916	(e)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	3.443%	1/15/28	1,773,000	1,774,484	(e)(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	13,433,000	13,995,483	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	17,860,941	(f)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.278%	4/20/31	5,373,000	5,317,744	(e)(f)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	2.993%	12/25/34	5,075,356	5,089,044	(e)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.528%	1/20/29	6,269,000	6,274,090	(e)(f)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.633%	4/13/27	5,707,703	5,719,118	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.328%	11/23/25	$4,730,353	$4,736,096	(e)(f)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.606%	12/27/39	4,512,214	4,619,930	(e)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	16,788,000	16,817,631	(e)(f)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.978%	4/20/29	6,605,000	6,597,853	(e)(f)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	4.053%	10/17/29	7,778,000	7,777,883	(e)(f)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.368%	10/20/28	1,791,000	1,791,990	(e)(f)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	9,276,238	9,749,493	(f)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	2.638%	9/25/33	664,026	656,974	(e)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.358%	12/25/36	292,526	195,765	(e)(f)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.566%	2/3/29	8,385	6,340	(e)(f)
CSMC Trust, 2017-RPL1 M1	3.082%	7/25/57	22,223,700	22,229,278	(e)(f)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	39,382,778	39,670,115	(e)(f)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.553%	7/15/26	2,319,394	2,322,149	(e)(f)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	12,012,272	12,191,050	(f)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	8,351,000	8,361,272	(e)(f)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	2,235,183	2,343,040
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	357,366
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	20,275,000	22,476,585
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	4.326%	7/23/32	6,717,000	6,728,822	(e)(f)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.903%	10/15/30	10,971,000	10,846,029	(e)(f)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	3.847%	10/20/31	10,568,000	10,580,872	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	2.448%	8/25/35	$5,821,000	$5,885,160	(e)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.356%	7/25/27	7,514,000	7,510,874	(e)(f)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	23,231,000	23,421,898	(f)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	2.198%	2/25/36	899,307	899,929	(e)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.653%	7/15/26	15,135,000	15,141,599	(e)(f)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.553%	7/17/29	2,015,000	2,020,255	(e)(f)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	4.153%	7/17/29	5,821,000	5,821,157	(e)(f)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.528%	1/20/29	10,971,000	10,982,245	(e)(f)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	4.078%	1/20/29	4,621,000	4,620,917	(e)(f)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.303%	4/15/31	4,787,000	4,738,254	(e)(f)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.643%	4/15/29	8,284,000	8,293,982	(e)(f)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	3.402%	7/16/31	4,478,000	4,448,602	(e)(f)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.588%	3/20/30	10,290,000	10,318,298	(e)(f)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	27,205,175	27,645,871	(f)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	2.566%	1/21/31	48,853	48,200	(e)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	3.318%	11/25/34	546,071	550,221	(e)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	2.948%	4/25/35	2,532,756	2,539,025	(e)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	3.378%	7/20/31	4,478,000	4,462,761	(e)(f)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	3.238%	11/15/28	4,917,000	4,920,211	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	4.349%	4/15/32	$4,702,000	$4,710,393	(e)(f)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.318%	5/25/37	4,740,765	4,543,205	(e)(f)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	3.900%	5/22/27	1,724,000	1,721,257	(e)(f)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	4,053,407	4,074,128	(e)(f)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.878%	10/20/30	6,090,000	6,029,197	(e)(f)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.318%	3/25/66	8,956,000	9,120,041	(e)(f)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	2.242%	8/27/36	21,637,000	20,519,789	(e)
Newark BSL CLO 2 Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.270%)	3.546%	7/25/30	2,740,000	2,741,071	(e)(f)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.568%	8/15/29	2,373,000	2,378,840	(e)(f)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	2.435%	5/25/46	12,587,715	12,480,975	(e)(f)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	5,980,222	6,282,910
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.423%	7/17/26	2,721,012	2,726,454	(e)(f)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	3.423%	7/15/30	896,000	891,292	(e)(f)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	370,249	367,770	(f)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.426%	3/25/44	24,941,000	23,817,655	(e)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	3.028%	6/15/37	10,245,000	10,270,629	(e)(f)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	3.367%	7/26/31	649,000	643,896	(e)(f)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	2.818%	2/25/34	4,916,826	4,950,115	(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2004- 6XS A5B	6.050%	3/25/34	395,684	406,314

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	3.282%	4/16/31	$4,254,000	$4,206,530	(e)(f)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.059%	1/23/28	2,776,000	2,773,196	(e)(f)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.523%	7/17/28	6,717,000	6,718,834	(e)(f)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.953%	10/13/29	4,926,000	4,907,528	(e)(f)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	3.598%	2/15/29	4,947,000	4,954,050	(e)(f)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	9,581,292	9,692,678	(e)(f)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.978%	10/20/28	5,472,000	5,426,665	(e)(f)
Tralee Clo VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.318%	10/25/32	12,242,000	12,242,000	(e)(f)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,878,000	4,074,553
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	4,057,000	4,196,112
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	3.773%	7/15/32	1,970,000	1,973,260	(e)(f)
Venture XXVIII CLO, 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	6,646,053	6,649,084	(e)(f)
Venture XXVIII CLO, 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	9,889,948	9,632,809	(e)(f)
Venture XXX CLO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	3.903%	1/15/31	4,343,000	4,281,794	(e)(f)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.013%	6/7/30	7,075,000	7,051,879	(e)(f)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.453%	10/15/31	6,045,000	6,024,175	(e)(f)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.475%	7/24/32	4,979,000	4,987,021	(e)(f)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.553%	10/15/31	6,502,000	6,479,302	(e)(f)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	22,998,000	22,832,828	(e)(f)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	3,408,239	3,406,964	(f)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.833%	10/15/28	7,023,000	7,022,916	(e)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $691,149,166)				700,142,216

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 4.5%
Brazil - 0.1%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	$6,170,000	$6,410,167

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,663,531
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	5,651,000	6,295,214
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	16,517,034
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,469,000	1,724,239
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	26,743,420

Total Colombia				59,943,438

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,503,085	(f)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	260,000	264,550	(k)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,066,000	1,106,488	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,294,649	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	259,157	(f)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	335,907	(k)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	919,864	(f)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	19,057,000	20,161,446	(f)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,063,000	3,431,354	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	8,911,760	(f)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,235,312	(k)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	$6,233,000	$7,621,262	(f)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,379,466	(f)

Total Indonesia				53,921,215

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	15,162,000	18,287,040	(f)

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	9,753,000	10,532,070	(f)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,347,000	4,582,933
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	9,547,000	9,933,654
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	126,126
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	51,074,000	55,415,290
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	14,237,648

Total Mexico				84,295,651

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	15,341,450
Panama Government International Bond, Senior Notes	4.500%	5/15/47	15,762,000	18,756,938

Total Panama				34,098,388

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	10,469,000	15,324,103
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	10,508,000	15,420,595

Total Peru				30,744,698

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	$5,749,000	$6,178,778
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	23,455,000	25,439,223

Total Poland				31,618,001

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,473,804	(k)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,283,953	(k)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	8,302,000	9,210,554	(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	21,046,000	26,094,472	(f)

Total Qatar				53,062,783

Russia - 0.4%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	40,800,000	50,366,743	(k)

Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	2,979,020	(f)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,624,181	(f)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	33,010,000	32,060,962	(f)

Total United Arab Emirates				56,685,143

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	22,174,000	24,519,122
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	14,884,000	17,767,924

Total Uruguay				42,287,046

TOTAL SOVEREIGN BONDS (Cost - $489,477,268)				542,734,488

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.7%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,961,550	35,736,098
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	31,390,333	32,822,876
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	28,200,033	31,257,905
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	86,655,226	97,357,595

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $176,330,914)				197,174,474

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	$4,818,000	$5,305,533

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	218,211

TOTAL MUNICIPAL BONDS (Cost - $5,005,260)				5,523,744

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	10/4/19	261	261,000	48,938
U.S. Treasury 5-Year Notes Futures, Call @ $119.00	10/25/19	217	217,000	106,805
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	10/25/19	84	84,000	31,500
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	10/25/19	1,749	1,749,000	13,665
U.S. Treasury 5-Year Notes Futures, Put @ $115.75	10/25/19	616	616,000	4,813
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	10/25/19	616	616,000	9,625
U.S. Treasury 5-Year Notes Futures, Put @ $119.00	10/25/19	211	211,000	72,531
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	10/4/19	252	252,000	102,375
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	10/25/19	571	571,000	874,344
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	10/25/19	326	326,000	376,938
U.S. Treasury 10-Year Notes Futures, Call @ $130.00	10/25/19	645	645,000	544,219
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	10/25/19	143	143,000	102,781
U.S. Treasury 10-Year Notes Futures, Put @ $129.00	10/25/19	37	37,000	8,094

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $130.00	10/25/19	7	$7,000	$3,719
U.S. Treasury 10-Year Notes Futures, Put @ $130.25	10/25/19	84	84,000	55,125
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	10/25/19	24	24,000	111,000
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	10/25/19	51	51,000	121,125
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	10/25/19	155	155,000	278,516
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	10/25/19	42	42,000	64,969
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00	10/25/19	88	88,000	116,875
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00	10/25/19	81	81,000	39,234
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00	10/25/19	163	163,000	119,703
U.S. Treasury Long-Term Bonds Futures, Put @ $164.00	10/25/19	163	163,000	430,422

TOTAL PURCHASED OPTIONS (Cost - $3,063,522)				3,637,316

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $11,589,599,253)				12,017,679,985

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.0%
COMMERCIAL PAPER - 0.7%
Banco Santander SA (Cost - $88,129,565)	2.166%	10/16/19	88,213,000	88,130,158	(m)(n)

			SHARES
MONEY MARKET FUNDS - 6.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $755,680,376)	2.030%		755,680,376	755,680,376	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $843,809,941)				843,810,534

TOTAL INVESTMENTS - 106.9% (Cost - $12,433,409,194)				12,861,490,519
Liabilities in Excess of Other Assets - (6.9)%				(827,816,960)

Total Net Assets - 100.0%				$12,033,673,559

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Fund held TBA securities with a total cost of $856,190,663.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of September 30, 2019.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of September 30, 2019.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $755,680,376 and the cost was $755,680,376 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/25/19	$119.50	939	$939,000	$(256,758)
U.S. Treasury 5-Year Notes Futures, Call	11/22/19	119.50	507	507,000	(225,774)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	119.50	421	421,000	(263,125)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	130.50	1,125	1,125,000	(667,969)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	130.75	251	251,000	(125,500)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.00	748	748,000	(303,875)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.25	126	126,000	(41,344)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.50	448	448,000	(119,000)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.00	1,065	1,065,000	(183,047)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.50	204	204,000	(22,313)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	133.00	1,274	1,274,000	(99,531)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	131.00	571	571,000	(401,484)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	131.50	184	184,000	(100,625)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	132.00	495	495,000	(201,094)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	129.50	883	883,000	(303,531)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	130.50	548	548,000	(428,125)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	131.00	356	356,000	(389,375)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	129.00	640	640,000	(290,000)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	130.00	1,380	1,380,000	(1,142,812)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (continued)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	$160.00		164	$164,000	$(499,688)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	164.00		219	219,000	(208,734)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	165.00		544	544,000	(374,000)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	166.00		543	543,000	(254,531)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	167.00		361	361,000	(118,453)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	168.00		407	407,000	(89,031)
U.S. Treasury Long-Term Bonds Futures, Call		10/25/19	170.00		376	376,000	(41,125)
U.S. Treasury Long-Term Bonds Futures, Call		11/22/19	162.00		81	81,000	(199,969)
U.S. Treasury Long-Term Bonds Futures, Call		11/22/19	164.00		125	125,000	(201,172)
U.S. Treasury Long-Term Bonds Futures, Put		10/25/19	161.00		381	381,000	(404,813)
U.S. Treasury Long-Term Bonds Futures, Put		10/25/19	162.00		200	200,000	(296,875)
U.S. Treasury Long-Term Bonds Futures, Put		10/25/19	163.00		133	133,000	(268,078)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,375,303)							$(8,521,751)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	51,130,000	$51,130,000	$(289,216)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	29,700,000	29,700,000	(167,997)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	51,130,000	51,130,000	(167,576)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	29,700,000	29,700,000	(97,340)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $796,175)							$(722,129)

TOTAL WRITTEN OPTIONS (Premiums received - $11,171,478)							$(9,243,880)

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,231	12/19	$547,337,473	$546,818,100	$(519,373)
90-Day Eurodollar	152	3/20	37,124,374	37,365,400	241,026
90-Day Eurodollar	1,254	6/20	306,936,708	308,625,075	1,688,367
U.S. Treasury 2-Year Notes	9,607	12/19	2,074,162,902	2,070,308,500	(3,854,402)
U.S. Treasury 5-Year Notes	22,721	12/19	2,716,940,226	2,707,171,706	(9,768,520)
U.S. Treasury Ultra Long-Term Bonds	4,019	12/19	786,695,145	771,271,218	(15,423,927)

					(27,636,829)

Contracts to Sell:
30-Day Federal Funds	6,021	11/19	2,467,105,997	2,464,918,615	2,187,382
90-Day Eurodollar	3,321	6/21	816,107,464	818,834,063	(2,726,599)
U.S. Treasury 10-Year Notes	3,914	12/19	507,638,677	510,043,125	(2,404,448)
U.S. Treasury Long-Term Bonds	2,952	12/19	481,351,060	479,146,500	2,204,560
U.S. Treasury Ultra 10-Year Notes	23	12/19	3,321,281	3,275,344	45,937

					(693,168)

Net unrealized depreciation on open futures contracts					$(28,329,997)

At September 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$7,100,000	3/20/24	0.448%	1.000% quarterly	$169,416	$(67,869)	$237,285

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$870,077	7/25/36	4.420% monthly	$86,834	$53,033	$33,801	(a)(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	$(89,465)
214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(14,481)	(395,087)
359,258,000	9/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.300% annually	47,233	16,035
343,428,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	67,907	2,816,942
397,690,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(147,964)	3,078,128
350,612,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	23,659	(3,021,582)
266,352,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	1,394,686	(13,235,087)
595,051,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(7,833,579)	(27,883,725)
550,233,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	821,845	(12,523,360)
373,841,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(396,554)	122,428
169,776,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	93,674	32,942,438
127,911,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(5,133)	(42,309,163)
15,476,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	160,496	(3,865,503)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$125,948,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	$98,182	$(33,508,791)
	145,044,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(732,681)	(30,472,267)
	45,838,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	61,343	(940,463)
	43,220,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(1,294,156)	101,547

Total	$4,286,528,000				$(7,655,523)	$(129,166,975)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.33 Index	$1,704,852,500	12/20/24	1.000% quarterly	$33,892,468	$33,893,540	$(1,072)
Markit CDX.NA.IG.33 Index	41,800,000	12/20/29	1.000% quarterly	(249,964)	(271,676)	21,712

Total	$1,746,652,500			$33,642,504	$33,621,864	$20,640

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$4,588,685,189	$5,138,745	$4,593,823,934
Corporate Bonds & Notes	—	3,011,221,884	—	3,011,221,884
U.S. Government & Agency Obligations	—	1,827,869,457	—	1,827,869,457
Collateralized Mortgage Obligations	—	1,135,552,472	—	1,135,552,472
Asset-Backed Securities	—	700,142,216	—	700,142,216
Sovereign Bonds	—	542,734,488	—	542,734,488
U.S. Treasury Inflation Protected Securities	—	197,174,474	—	197,174,474
Municipal Bonds	—	5,523,744	—	5,523,744
Purchased Options	$3,637,316	—	—	3,637,316

Total Long-Term Investments	3,637,316	12,008,903,924	5,138,745	12,017,679,985

Short-Term Investments†:
Commercial Paper	—	88,130,158	—	88,130,158
Money Market Funds	—	755,680,376	—	755,680,376

Total Short-Term Investments	—	843,810,534	—	843,810,534

Total Investments	$3,637,316	$12,852,714,458	$5,138,745	$12,861,490,519

Other Financial Instruments:
Futures Contracts	$6,367,272	—	—	$6,367,272
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$169,416	—	169,416
Centrally Cleared Interest Rate Swaps	—	39,077,518	—	39,077,518
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	21,712	—	21,712
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$86,834	86,834

Total Other Financial Instruments	$6,367,272	$39,268,646	$86,834	$45,722,752

Total	$10,004,588	$12,891,983,104	$5,225,579	$12,907,213,271

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$8,521,751	—	—	$8,521,751
OTC Written Options	—	$722,129	—	722,129
Futures Contracts	34,697,269	—	—	34,697,269
Centrally Cleared Interest Rate Swaps	—	168,244,493	—	168,244,493
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,072	—	1,072

Total	$43,219,020	$168,967,694	—	$212,186,714

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$556,786,010	$4,945,494,366	4,945,494,366	$4,746,600,000	4,746,600,000	—	$11,787,172	—	$755,680,376